Premises and Equipment (Details) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) item
Premises and equipment
Premises			$ 53,495	$ 62,560
Furniture, fixtures and equipment			7,214	4,231
Leasehold improvements			1,093	1,585
Total cost			61,802	68,376
Less accumulated depreciation and amortization			(9,780)	(8,786)
Premises and equipment, net	$ 96,334		102,074	$ 115,174
Number of branches closure | item				16
Transfers of land and premises to assets held for sale			16,000	$ 2,300
Impairment loss on assets held for sale	951	$ 408	408
Impairment loss on premises and equipment			327	687
Depreciation and amortization of premises and equipment	$ 3,919	$ 3,814	5,060	5,800
Net book value of premises, furniture, fixtures, equipment, leasehold improvements
Premises and equipment
Premises and equipment, net			52,022	59,590
Construction in progress
Premises and equipment
Premises and equipment, net			3,869	2,272
Land
Premises and equipment
Premises and equipment, net			$ 46,183	$ 53,312